Derivative Liabilities (Details) - Schedule of changes in the derivative liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities as January 1, 2022
Addition
Changes in fair value
Extinguishment
Derivative liabilities as March 31, 2022
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities as January 1, 2022
Addition
Changes in fair value
Extinguishment
Derivative liabilities as March 31, 2022
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities as January 1, 2022			42,231
Addition	100,532	417,241	3,061,688
Changes in fair value	(3,729)	1,096,287	(3,019,457)
Extinguishment	(96,803)	(431,458)
Derivative liabilities as March 31, 2022			$ 42,231